Mining Interest, Plant & Equipment - Schedule of Capitalized Interest (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest and accretion	$ 38,707	$ 22,577
Capitalized Interest - Gold Notes
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest and accretion	25,590	13,863
Capitalized Interest - Deferred Revenue
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest and accretion	13,751	8,738
Capitalized Interest - Other
Disclosure of detailed information about property, plant and equipment [line items]
Capitalized interest and accretion	$ (634)	$ (24)